SCHEDULE OF WARRANTY LIABILITIES (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Warranty Liabilities
As of January 1,	$ 22	$ 17	$ 22	$ 22
Additional accrual		28	37	6
Utilized		(28)	(37)	(6)
As of December 31/June 30	$ 22	$ 17	$ 22	$ 22